Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2012	2011	2010
	(Dollars in Thousands)
Current
U.S.	$40,375	$61,279	$70,338
State	2,234	5,083	4,129
Foreign	33	15	22

Total current taxes	42,642	66,377	74,489

Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)

Total deferred taxes	7,923	(2,299)	(3,532)

Total income taxes	$50,565	$64,078	$70,957

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2012	2011	2010
	(Dollars in Thousands)
Computed expected tax expense	$55,634	$66,941	$70,355
Change in taxes resulting from:
Tax-exempt interest income	(4,381)	(3,682)	(2,813)
State tax, net of federal income taxes and tax credit	1,446	3,302	2,594
Tax refunds	—	—	(2,143)
Litigation expense	—	—	5,375
Other investment income	(2,691)	(3,083)	(3,172)
Other	557	600	761

Actual tax expense	$50,565	$64,078	$70,957

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2012	2011
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,323	$34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189

Total deferred tax assets	37,539	46,800

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)

Total deferred tax liabilities	(86,000)	(98,434)

Net deferred tax liability	$(48,461)	$(51,634)